SEGMENTED INFORMATION (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Revenue Stream
Disposal of Indaflex rights (Mexico Only)	$ 0	$ 760,329	$ 166,803
Consulting Fees (North America)
Gross Operating Revenue	0	760,329	166,803
Other non-operating revenue:
Forgone Accounts Payable	13,364	106,377	117,300
Gain from disposal of fixed assets			67,077
Legal Settlement			59,949
Interest Income	409	2,704	683
Total Revenues and Non-Operating Revenues	$ 13,773	$ 869,410	$ 411,812